PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER ASSETS [Abstract]
PREPAID EXPENSES AND OTHER ASSETS
5.	PREPAID EXPENSES AND OTHER ASSETS

	As of December 31,
	2024	2025
	$	$
Current
Other receivables	1,113,183	1,256,026
Deferred payment channel costs	225,856	309,833
Taxes receivable	106,190	195,573
Prepaid expenses	117,635	148,863
Securities purchased under agreements to resell	61,213	28,525
Security deposits	17,179	24,380
Others	20,117	15,804
	1,661,373	1,979,004

Non-current
Security deposits	48,453	75,469
Prepayment of long-lived assets (including renovation-in-progress)	56,356	69,182
Deferred payment channel costs	20,491	22,809
Others	13,539	18,183
	138,839	185,643